Segment reporting (Tables)	12 Months Ended
Dec. 31, 2019
Operating Segments [Abstract]
Schedule of operating segments
Consolidated statement of profit or loss

(in thousands of USD)	2019				2018				2017
	Tankers *	FSO *	Less: Equity-accounted investees *	Total	Tankers	FSO	Less: Equity-accounted investees	Total	Tankers	FSO	Less: Equity-accounted investees	Total
Shipping income
Revenue	933,823	49,461	(50,907)	932,377	600,024	49,155	(49,155)	600,024	513,399	59,513	(59,544)	513,368
Gains on disposal of vessels/other tangible assets	14,879	—	—	14,879	19,138	—	—	19,138	36,538	—	—	36,538
Other operating income	10,075	3,351	(3,332)	10,094	4,775	72	(72)	4,775	4,902	234	(234)	4,902
Total shipping income	958,777	52,812	(54,239)	957,350	623,937	49,227	(49,227)	623,937	554,839	59,747	(59,778)	554,808

Operating expenses
Voyage expenses and commissions	(145,047)	2	364	(144,681)	(141,416)	(1)	1	(141,416)	(62,035)	(304)	304	(62,035)
Vessel operating expenses	(212,010)	(12,657)	12,872	(211,795)	(185,792)	(9,637)	9,637	(185,792)	(150,391)	(9,157)	9,121	(150,427)
Charter hire expenses	(604)	—	—	(604)	(31,114)	—	—	(31,114)	(31,173)	—	—	(31,173)
Losses on disposal of vessels/other tangible assets	(75)	—	—	(75)	(273)	—	—	(273)	(21,027)	—	—	(21,027)
Impairment on non-current assets held for sale	—	—	—	—	(2,995)	—	—	(2,995)	—	—	—	—
Depreciation tangible assets	(338,036)	(18,071)	18,461	(337,646)	(270,582)	(18,071)	18,071	(270,582)	(229,777)	(18,071)	18,071	(229,777)
Depreciation intangible assets	(56)	—	—	(56)	(111)	—	—	(111)	(95)	—	—	(95)
General and administrative expenses	(66,958)	(283)	351	(66,890)	(66,235)	(425)	428	(66,232)	(46,871)	(30)	33	(46,868)
Total operating expenses	(762,786)	(31,009)	32,048	(761,747)	(698,518)	(28,134)	28,137	(698,515)	(541,369)	(27,562)	27,529	(541,402)

RESULT FROM OPERATING ACTIVITIES	195,991	21,803	(22,191)	195,603	(74,581)	21,093	(21,090)	(74,578)	13,470	32,185	(32,249)	13,406

Finance income	20,399	147	26	20,572	15,023	160	(160)	15,023	7,267	197	(198)	7,266
Finance expenses	(119,809)	(4,558)	4,564	(119,803)	(89,412)	(3,795)	3,795	(89,412)	(50,730)	(1,026)	1,027	(50,729)
Net finance expenses	(99,410)	(4,411)	4,590	(99,231)	(74,389)	(3,635)	3,635	(74,389)	(43,463)	(829)	829	(43,463)

Gain on bargain purchase	—	—	—	—	23,059	—	—	23,059	—	—	—	—
Share of profit (loss) of equity accounted investees (net of income tax)	440	—	16,020	16,460	220	—	15,856	16,076	150	—	29,932	30,082

Profit (loss) before income tax	97,021	17,392	(1,581)	112,832	(125,691)	17,458	(1,599)	(109,832)	(29,843)	31,356	(1,488)	25

Income tax expense	(602)	(1,581)	1,581	(602)	(238)	(1,599)	1,599	(238)	1,358	(1,488)	1,488	1,358

Profit (loss) for the period	96,418	15,812	—	112,230	(125,929)	15,859	—	(110,070)	(28,485)	29,868	—	1,383

Attributable to:
Owners of the company	96,418	15,812	—	112,230	(125,929)	15,859	—	(110,070)	(28,485)	29,868	—	1,383
Summarized consolidated statement of cash flows

(in thousands of USD)	2019				2018				2017
	Tankers *	FSO *	Less: Equity-accounted investees *	Total	Tankers	FSO	Less: Equity-accounted investees	Total	Tankers	FSO	Less: Equity-accounted investees	Total
Net cash from (used in) operating activities	259,109	41,278	(28,396)	271,991	843	40,672	(40,674)	841	211,310	49,684	(49,698)	211,295
Net cash from (used in) investing activities	44,211	—	(461)	43,750	190,042	—	—	190,042	(40,243)	—	1	(40,242)
Net cash from (used in) financing activities	(178,587)	(41,491)	28,891	(191,187)	(160,165)	(42,164)	42,164	(160,165)	(234,921)	(78,421)	78,367	(234,976)

Capital expenditure	(30,173)	—	22,120	(8,053)	(238,065)	—	—	(238,065)	(177,901)	—	—	(177,901)
* The Group initially applied IFRS 16 at 1 January 2019, which requires the recognition of right-of-use assets and lease liabilities for lease contracts that were previously classified as operating leases (see Note 1.5). As a result, the Group recognized $87.6 million of right-of-use assets and $105.3 million of liabilities from those lease contracts. The assets and liabilities are included in the Tankers and FSO segments as at 31 December 2019. The Group has applied IFRS 16 using the modified retrospective approach, under which comparative information is not restated (see Note 1.5).
Consolidated statement of financial position

(in thousands of USD)	December 31, 2019				December 31, 2018
ASSETS	Tankers *	FSO *	Less: Equity-accounted investees *	Total	Tankers	FSO	Less: Equity-accounted investees	Total
Vessels	3,198,993	131,958	(153,689)	3,177,262	3,520,067	150,029	(150,029)	3,520,067
Right-of-use assets	58,908	—	—	58,908	—	—	—	—
Other tangible assets	2,265	—	—	2,265	1,943	—	—	1,943
Intangible assets	39	—	—	39	105	—	—	105
Receivables	52,502	—	18,581	71,083	38,658	—	—	38,658
Investments in equity accounted investees	2,355	—	47,967	50,322	1,915	—	41,267	43,182
Deferred tax assets	2,715	1,116	(1,116)	2,715	2,255	1,229	(1,229)	2,255

Total non-current assets	3,317,777	133,074	(88,257)	3,362,594	3,564,943	151,258	(109,991)	3,606,210

Total current assets	805,613	10,405	(13,769)	802,249	521,536	15,784	(16,179)	521,141

TOTAL ASSETS	4,123,390	143,479	(102,026)	4,164,843	4,086,479	167,042	(126,170)	4,127,351

EQUITY and LIABILITIES

Total equity	2,268,490	43,365	—	2,311,855	2,219,648	40,874	1	2,260,523

Bank and other loans	1,173,944	67,962	(67,962)	1,173,944	1,421,465	97,480	(97,480)	1,421,465
Other notes	198,571	—	—	198,571	148,166	—	—	148,166
Other borrowings	107,978	—	—	107,978	—	—	—	—
Lease liabilities	43,161	—	—	43,161	—	—	—	—
Other payables	3,809	539	(539)	3,809	1,451	355	(355)	1,451
Deferred tax liabilities	—	4,769	(4,769)	—	—	4,283	(4,283)	—
Employee benefits	8,094	—	—	8,094	4,336	—	—	4,336
Provisions	1,381	—	—	1,381	4,288	—	—	4,288

Total non-current liabilities	1,536,938	73,270	(73,270)	1,536,938	1,579,706	102,118	(102,118)	1,579,706

Total current liabilities	317,962	26,844	(28,756)	316,050	287,125	24,050	(24,053)	287,122

TOTAL EQUITY and LIABILITIES	4,123,390	143,479	(102,026)	4,164,843	4,086,479	167,042	(126,170)	4,127,351